TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
VAT recoverable	$ 699	$ 2,328
GST recoverable	23	16
Income taxes recoverable	2,578	2,700
Total taxes recoverable	$ 3,300	$ 5,044